DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of disclosure of derivative financial instruments

USDm	2021	2020
Fair value of derivatives:
Derivative financial instruments regarding freight and bunkers:
Forward freight agreements - fair value through profit and loss	0.4	(3.2)
Bunker swaps - fair value through profit and loss	0.2	3.7
Bunker swaps - hedge accounting	0.1	0.8

Derivative financial instruments regarding interest and currency exchange rate:
Forward exchange contracts - hedge accounting	(1.6)	2.0
Interest rate swaps - hedge accounting	(2.2)	(23.5)
Fair value of derivatives as of 31 December	(3.1)	(20.2)

Derivative financial instruments are presented as below on the balance sheet:

	Financial	Financial
USDm	assets	liabilities
2021
Offsetting financial assets and financial liabilities:
Gross amount	7.7	(10.8)
Offsetting amount	—	—
Net amount presented in the statement of financial position	7.7	(10.8)

	Financial	Financial
USDm	assets	liabilities
2020
Offsetting financial assets and financial liabilities:
Gross amount	9.9	(30.1)
Offsetting amount	(5.4)	5.4
Net amount presented in the statement of financial position	4.5	(24.7)

Schedule of disclosure of derivative financial instruments with the notional values

Hedge accounting			Expected maturity
	Notional
2021	value	Unit	2022	2023	After 2023
Forward exchange contracts (USD/DKK) ¹⁾	274.0	DKKm	274.0	—	—
Interest rate swaps ²⁾	768.7	USDm	130.9	136.9	500.9
Bunker swaps ³⁾	9,920	MT	9,920	—	—

¹⁾    The average hedge of USD/DKK currency was 6.3.

²⁾    The average interest rate was 1.38 plus margin.

NOTE 20 - Continued

²⁾    The average price of the hedging instruments was USD 642.4.

Hedge accounting			Expected maturity
	Notional
2020	value	Unit	2021	2022	After 2022
Forward exchange contracts (USD/DKK) ¹⁾	231.5	DKKm	231.5	—	—
Interest rate swaps ²⁾	757.5	USDm	318.0	84.0	355.5
Bunker swaps 3)	19,783	MT	19,783	—	—

¹⁾    The average hedge of USD/DKK currency was 6.4.

²⁾    The average interest rate was 2.11% plus margin.

²⁾    The average price of the hedging instruments was USD 326.9.

Schedule of realized amounts and fair value adjustments for derivative financial instruments

The table below shows realized amounts as well as fair value adjustments regarding derivative financial instruments recognized in the income statements and equity in 2021, 2020 and 2019.

						Other
						comprehensive
	Income statement					income		Equity
		Port expenses,				Transfer to		Hedging reserves
		bunkers and		Operating	Administrative	income	Fair value	as of 31
USDm	Revenue	commissions	Financial items	expenses	expenses	statement	adjustment	December
2021
Forward freight agreements	—	0.4	—	—	—	—	—	—
Bunker swaps	—	12.0	—	—	—	(2.8)	2.1	0.1
Forward exchange contracts	—	—	—	0.1	0.1	(0.2)	(3.4)	(1.6)
Interest rate swaps	—	—	(10.8)	—	—	11.7	9.8	(2.1)
Total	—	12.4	(10.8)	0.1	0.1	8.7	8.5	(3.6)

2020
Forward freight agreements	1.9	—	—	—	—	—	—	—
Bunker swaps	—	2.9	—	—	—	1.2	(0.1)	0.8
Forward exchange contracts	—	—	—	(0.1)	0.1	—	2.4	2.0
Interest rate swaps	—	—	(5.7)	—	—	5.7	(18.1)	(23.5)
Total	1.9	2.9	(5.7)	(0.1)	0.1	6.9	(15.8)	(20.7)

2019
Forward freight agreements	0.4	—	—	—	—	(0.5)	—	—
Bunker swaps	—	(0.1)	—	—	—	0.4	0.5	(0.3)
Forward exchange contracts	—	—	—	(2.0)	(1.5)	3.5	(2.1)	(0.4)
Interest rate swaps	—	—	2.1	—	—	(2.1)	(11.8)	(11.1)
Total	0.4	(0.1)	2.1	(2.0)	(1.5)	1.3	(13.4)	(11.8)